Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of Debt Securities

	December 31, 2025	December 31, 2024
Government securities	314,976,869	120,757,396
Private securities - Corporate bonds	490,903	—
TOTAL	315,467,772	120,757,396

Summary of Derivatives

	December 31, 2025	December 31, 2024
Foreign Currency Forwards - NDF	26,431,048	11,061,528
Foreign Currency Forwards - A3 Mercados	11,792,046	1,133,199
Interest Rate Swaps	642,156	780,465
TOTAL	38,865,250	12,975,192

Summary of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap
The notional amounts of foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as applicable, as well as the base value of interest rate swaps and put options taken are reported below:

	December 31, 2025	December 31, 2024
Foreign Currency Forwards
Foreign currency forward purchases - US$	631,333	718,460
Foreign currency forward sales - US$ (2)	587,705	705,015
Foreign currency forward sales – Euros (2)	7,800	3,451
Interest Rate Swaps
Fixed rate for floating rate (1)	14,000,000	7,044,000
(1)Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.
(2)See note 14.1.

Summary of Equity Instruments

	December 31, 2025	December 31, 2024
BYMA - Bolsas y Mercados Argentinos S.A.	7,477,421	7,975,690
VALO - Banco de Valores de Buenos Aires S.A.	2,582,396	2,752,230
Mutual Funds	1,734,669	985,529
TOTAL	11,794,486	11,713,449